Commitments and contingent liabilities - Standby Letters of Credits by Investment Grade (Details) - Standby letters of credit	Dec. 31, 2021	Dec. 31, 2020
Investment grade
Concentration Risk [Line Items]
Standby letters of credit by investment grade	85.00%	82.00%
Non-investment grade
Concentration Risk [Line Items]
Standby letters of credit by investment grade	15.00%	18.00%